UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10223

ING SENIOR INCOME FUND

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Road
Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)	With copies to:

Theresa K. Kelety, Esq.	Jeffrey S. Puretz, Esq.
ING Investments, LLC	Dechert LLP
7337 E. Doubletree Ranch Road	1775 I Street, N.W.
Scottsdale, AZ 85258	Washington, DC 20006

Registrant’s telephone number, including area code: (800) 992-0180

Date of fiscal year end: February 28

Date of reporting period: July 1, 2005 - June 30, 2006

Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-10223

Reporting Period: 07/01/2005 - 06/30/2006

ING Senior Income Fund

============================ ING SENIOR INCOME FUND ============================

OUTSOURCING SOLUTIONS INC.

Ticker:       N/A            Security ID:  78645Q992

Meeting Date: JUL 21, 2005   Meeting Type: Annual

Record Date:  JUN 30, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect Director Roger A. Krone             For       For        Management

1.2   Elect Director Peter M. Leger             For       For        Management

2     Ratification of Indemnification           For       For        Management

      Agreements approved by the Board of

      Directors at its January 22, 2004 Meeting

3     Other Business                            For       For        Management

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SAFELITE GROUP, INC.

Ticker:       N/A            Security ID:  78645Q992

Meeting Date: SEP 23, 2005   Meeting Type: Annual

Record Date:  AUG 12, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect Director George T. Haymaker         For       For        Management

1.2   Elect Director Wilson C. Cooney           For       For        Management

1.3   Elect Director Donald DeFosset Jr.        For       For        Management

1.4   Elect Director James J. Gaffney           For       For        Management

1.5   Elect Director Douglas A. Herron          For       For        Management

1.6   Elect Director Robert Ruocco              For       For        Management

1.7   Elect Director Laurie M. Shahon           For       For        Management

1.8   Elect Director Michael S. Wilder          For       For        Management

1.9   Elect Director Dan H. Wilson              For       For        Management

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SAFELITE REALTY CORP.

Ticker:       N/A            Security ID:  78645T103

Meeting Date: SEP 23, 2005   Meeting Type: Annual

Record Date:  AUG 12, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect Director George T. Haymaker         For       For        Management

1.2   Elect Director Dan H. Wilson              For       For        Management

1.3   Elect Director James J. Gaffney           For       For        Management

========== END N-PX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING SENIOR INCOME FUND

By:	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 30, 2006